Cash flow information (Tables)	12 Months Ended
Dec. 31, 2020
Cash flow information
Schedule of cash used in operations

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Loss before income tax	(1,163,816)	(1,762,436)	(1,551,254)
Depreciation and amortization	354,027	459,856	421,228
Net impairment losses on financial and contract assets (Note 4.1(b))	2,224	45,167	134,519
Gain on disposal of lease assets and derecognition of lease liabilities (Note 8)	(5,232)	—	(11)
Gain on disposal of property, plant and equipment (Note 8)	—	(13,267)	(1,302)
Expected credit loss on financial guarantee contracts	286,387	127,312	62,389
Share-based payments expenses (Note 26)	7,751	76,364	89,652
Net loss on derivatives (Note 8)	2,438	244	281,691
Net gain on financial assets at fair value through profits or loss (Note 8)	(102,582)	(38,891)	(49,447)
Share of losses of associate and joint venture (Note 14)	15,442	14,854	7,802
Gain on dilution of investment in associate (Note 14)	(7,641)	—	(2,511)
Finance costs	160,654	172,672	135,321
Interest from loans to related parties (Note 34(b))	—	(417)	—
Interest from restricted cash	(104,234)	(109,592)	(63,766)
Interest from treasury bills	—	(45)	(2,092)
Exchange loss/(gain) (Note 8)	10,951	8,569	(285,722)
Changes in working capital:
Trade receivables	(218,275)	(445,568)	(206,372)
Contract assets	(109,815)	(29,187)	(75,778)
Prepayments and other receivables	34,507	(95,163)	30,944
Trade and other payable	119,647	(358,837)	451,688
Contract liabilities	39,600	(4,184)	38,570
Customer deposits	—	—	405,853
Financial investments measured at amortized cost from banking operations	—	—	(602,291)
Payroll and welfare payables	188,829	136,824	87,198
	(489,138)	(1,815,725)	(693,691)

Schedule of non-cash investing and financing activities

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Acquisition of right‑of‑use properties by leasing (Note 12)	225,638	46,479	38,646
Recognition of redemption liability to acquire non‑controlling interests (Note 35)	188,080	44,105	—
	413,718	90,584	38,646

Schedule of gross debt and gross debt reconciliation

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Restricted cash	3,440,289	2,280,499
Cash and cash equivalents	1,077,875	3,055,194
Financial assets at fair value through profit or loss	1,690,967	1,487,871
Lease liabilities (Note 17)	(189,689)	(134,219)
—due within one year	(101,889)	(86,104)
—due after one year	(87,800)	(48,115)
Borrowings — repayable within one year	(3,218,566)	(2,283,307)
	2,800,876	4,406,038
Cash and liquid investments	6,209,131	6,823,564
Gross debt — fixed interest rates	(3,408,255)	(2,417,526)
	2,800,876	4,406,038

			Financial
			assets at
			fair value	Liabilities from
			through	financing activities
	Restricted	Cash and cash	profit or	Lease
	cash	equivalents	loss	liabilities	Borrowings	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2018	1,100	847,767	863,266	(120,712)	(1,502,246)	89,175

Cash flows	3,590,548	(295,312)	1,674,278	83,727	(1,815,337)	3,237,904
Acquisition of right‑of‑use assets	—	—	—	(225,638)	—	(225,638)
Other Changes(i)	404,590	12,572	3,381	53,303	(68,517)	405,329
As at December 31, 2018	3,996,238	565,027	2,540,925	(209,320)	(3,386,100)	3,506,770

Cash flows	(708,033)	507,942	(924,307)	76,895	326,663	(720,840)
Acquisition of subsidiaries (Note 35)	—	—	35,458	—	(9,850)	25,608
Acquisition of right-of-use assets	—	—	—	(46,479)	—	(46,479)
Other Changes(i)	152,084	4,906	38,891	(10,785)	(149,279)	35,817
As at December 31, 2019	3,440,289	1,077,875	1,690,967	(189,689)	(3,218,566)	2,800,876

Cash flows	(1,064,813)	2,145,418	(252,543)	100,997	1,062,844	1,991,903
Acquisition of right-of-use assets	—	—	—	(38,646)	—	(38,646)
Other Changes(i)	(94,977)	(168,099)	49,447	(6,881)	(127,585)	(348,095)
As at December 31, 2020	2,280,499	3,055,194	1,487,871	(134,219)	(2,283,307)	4,406,038

Other changes include accrued interests, disposal, foreign currency translation differences and other non‑cash movements.